Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Current Assets:
Cash and cash equivalents	$ 707.8	$ 275.5
Accounts receivable, less allowance for doubtful accounts of $6.6 and $4.6	545.6	400.8
Inventories	396.6	403.1
Deferred income taxes	165.2	171.1
Prepaid expenses and other current assets	255.8	134.4
Total current assets	2,071.0	1,384.9
Property, plant and equipment, net	949.2	997.4
Goodwill	2,401.9	532.0
Intangible assets, net	7,112.2	422.1
Other assets	330.5	220.2
Total Assets	12,864.8	3,556.6
Current Liabilities:
Current maturities of long-term debt	21.2	1.5
Accounts payable	128.7	120.9
Accrued payroll and payroll-related costs	125.1	66.5
Accrued royalties	68.0	13.2
Accrued branded rebates	15.1	34.6
Accrued and other current liabilities	546.7	363.5
Total current liabilities	904.8	600.2
Long-term debt	3,951.5	918.3
Pension and postretirement benefits	119.1	108.0
Environmental liabilities	59.9	39.5
Deferred income taxes	2,398.6	310.1
Other income tax liabilities	122.6	153.1
Other liabilities	350.3	171.8
Total Liabilities	7,906.8	2,301.0
Commitments and contingencies (Note 18)
Shareholders' Equity:
Preferred shares	0	0
Ordinary A shares	0	0
Ordinary shares	23.2	11.5
Ordinary shares held in treasury at cost	(17.5)	0
Additional paid-in capital	5,172.4	1,102.1
Retained earnings	(285.8)	33.5
Accumulated other comprehensive income	65.7	108.5
Total Shareholders' Equity	4,958.0	1,255.6
Total Liabilities and Shareholders' Equity	$ 12,864.8	$ 3,556.6